Provisions	12 Months Ended
Mar. 31, 2022
Text block [Abstract]
Provisions
(17) Provisions
The components of and changes in provisions for the year ended March 31,
2022
are as follows:

	Yen (millions)
	Product warranties*	Other	Total

Balance as of April 1, 2021	¥481,023	¥160,018	¥641,041

Provision	¥118,378	¥23,329	¥141,707
Write-offs	(172,754)	(88,823)	(261,577)
Reversal	(36,882)	(1,604)	(38,486)
Exchange differences on translating foreign operations	29,436	9,892	39,328

Balance as of March 31, 2022	¥419,201	¥102,812	¥522,013

Current liabilities and
non-current
liabilities of provisions as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021	2022

Current liabilities	¥362,151	¥268,388
Non-current liabilities	278,890	253,625

Total	¥641,041	¥522,013

Explanatory note:

*
Honda recognizes provisions for product warranties to cover future product warranty expenses. Honda recognizes costs for general warranties on products Honda sells and for specific warranty programs, including product recalls. Honda recognizes general estimated warranty costs at the time products are sold to customers. Honda also recognizes specific estimated warranty program costs when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. These provisions are estimated based on historical warranty claim experience with consideration given to the expected level of future warranty costs as well as current information on repair costs. Provision for product warranties are utilized for expenditures based on the demand from customers and dealers.